Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share based Compensation [Line Items]
Summary of Restricted Stock and Restricted Stock Unit, Activity
A summary of the Group’s RSU activity for the years ended December 31, 2021, 2022 and 2023 follows:

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2020	48,288,134	14.20
Granted	7,086,500	132.02
Vested	(18,577,032)	11.51
Forfeited	(2,937,374)	43.23

Outstanding as of December 31, 2021	33,860,228	38.75

Expected to vest as of December 31, 2021	30,900,145

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2021	33,860,228	38.75
Granted (i)	28,010,128	68.29
Vested	(19,564,802)	37.27
Forfeited	(6,309,648)	81.29

Outstanding as of December 31, 2022	35,995,906	59.72

Expected to vest as of December 31, 2022	33,116,233

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2022	35,995,906	59.72
Granted	15,177,322	39.31
Vested	(11,276,824)	55.66
Forfeited	(10,701,587)	51.52

Outstanding as of December 31, 2023 (i)	29,194,817	54.42

Expected to vest as of December 31, 2023 (i)	24,487,867